Reclassifications From Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	$ 518	$ 9,426
Realized investment gains, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	797	14,605
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments		(103)
Income tax expense (benefit)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(279)	(5,112)
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, tax		36
Net income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	518	9,493
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, net		(67)
Total amounts reclassified from AOCI	$ 518	$ 9,426